RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
NOTE 3 - RELATED PARTY TRANSACTIONS

NOTE 3 – RELATED PARTY TRANSACTIONS

Up until September 15, 2021, the Company was a party to an agreement with CMH under which the Company was obligated to reimburse CMH for services of the Company’s executive officers and directors employed by CMH and performing services for the Company. At the option of CMH, the amounts owed to CMH under the agreement were payable from time to time in shares of common stock of the Company at a price equal to a 30% discount to the lowest closing price during the 20 trading days prior to time CMH provided notice of its exercise of this option. The agreement originally provided for a monthly reimbursement in the amount of $35,000, which amount was increased to $45,000 effective January 1, 2019. During the three months ended September 30, 2021 and 2020, the Company recorded $112,500 and $135,000, respectively in expense in connection with this agreement. Following the termination of this agreement with CMH in September 2021, the Company entered into direct employment relationships with its executive officers, and direct consulting arrangements with its non-employee directors. As of September 30, 2021, no amounts were owed to CMH under the terminated agreement. As of December 31, 2020, amounts due to CMH under the arrangement were $18,782.

On May 28, 2021, our CEO, Mr. Timothy Warbington, and Board Member, Dr. Amit Patel, advanced the company $50,000 and $150,000 respectively. The two notes were repaid in August 2021.

See Note 2 for discussion of an additional related party transaction with CMH.

NOTE 3 – RELATED PARTY TRANSACTIONS

The Company has incurred a monetary obligation to a related corporation to reimburse the cost of services provided to the Company (management and consulting) through December 31, 2020. Each of the Company’s executive officers is employed by CMH, and will continue to receive his or her salary or compensation from CMH. The Company has an agreement with CMH which obligates the Company to reimburse CMH $35,000 per month for such services beginning January 2016. On November 17, 2017, the Company entered into an amended Management Reimbursement Agreement dated November 17, 2017, with Creative Medical Technologies, Inc. (“CMT”), the wholly owned subsidiary of the Company, and with Creative Medical Health, Inc., the parent of the Company (“CMH”). The Agreement memorializes the arrangement between the parties whereby the Company has, since January 1, 2016, reimbursed CMH $35,000 per month for the services of management and consultants employed by CMH and performing services for the Company and CMT. At the option of CMH, the reimbursable amounts set forth in the Agreement may be paid from time to time in shares of common stock of the Company at a price equal to a 30% discount to the lowest closing price during the 20 trading days prior to time the notice is given. The Agreement may be terminated by either party upon 30 days’ prior written notice. The agreement was amended in December 2018 to increase the monthly reimbursement from $35,000 to $45,000 effective January 1, 2019 and thereafter.

On January 12, 2018, the Company entered into a Debt Settlement Agreement with Timothy Warbington, our CEO, Chairman, and principal shareholder, and Creative Medical Health, Inc., the parent of the Company, whereby Mr. Warbington cancelled $150,000 of debt owed by CMH to him in return for which he would receive 3,000,000 shares of Series A Preferred Stock which CMH agreed to receive in return for cancellation of $150,000 of debt owed by us to CMH for management reimbursement costs.

As of December 31, 2020, and 2019, amounts due to CMH under the arrangement were $18,782 and $82 respectively.

During 2016, the Company entered into three note payable agreements with CMH in which the proceeds were used in operations. The notes payable were dated February 2, 2016, May 1, 2016 and May 18, 2016 and resulted in borrowings of $50,000, $50,000 and $25,000, respectively. Notes payable of $50,000 mature on April 30, 2018, $50,000 on July 31, 2018 and $25,000 on May 18, 2018. On May 4, 2017, CMT and CMH entered into a Note Extension and Limited Waiver Agreement whereby the parties extended the maturity date of the 8% Promissory Note dated February 2, 2016, in the principal amount of $50,000, from April 30, 2017, to April 30, 2018, and CMH waived the nonpayment of the Note by CMT on the original maturity date. On extension, CMT paid to CMH accrued interest related to the extended note of $4,050. On July 31, 2017, CMT and CMH entered into a Note Extension and Limited Waiver Agreement whereby the parties extended the maturity date of the 8% Promissory Note dated May 1, 2016, in the principal amount of $50,000, from July 31, 2017, toJuly 31, 2018, and CMH waived the nonpayment of the Note by CMT on the original maturity date. On extension, CMT paid to CMH accrued interest related to the extended note of $4,050. The notes incur interest at 8% per annum on the outstanding balance of the notes. As of December 31, 2020, accrued, unpaid interest was $0.

On April 11, 2018, CMH converted $136,003 of principal and accrued interest into 19,711 common shares. As of December 31, 2020, the Company had fulfilled all the obligations of the notes.

On August 12, 2016, CMH advanced the Company $2,000 for operations. The amount is due on demand and does not incur interest.

On May 17, 2017, StemSpine, LLC (“StemSpine”), a newly formed Nevada limited liability company and wholly owned subsidiary of Creative Medical Technologies, Inc. (“CMT”), the wholly owned subsidiary of the Company, entered into a Patent Purchase Agreement dated May 17, 2017 (the “Agreement”), with Creative Medical Holdings, Inc. (“CMH”).

To date, the Company has paid CMH the $100,000 obligation of the initial payment due under this agreement, by a $50,000cash payment and the issuance of 667shares of common stock on December 12, 2019. On December 31, 2019 the Company paid CMH $50,000 of the $300,000 obligation from the second payment due under this agreement through the issuance of 133 shares of common stock. On September 30, 2020 the Company paid CMH $40,000 of the $300,000 obligation from the second payment due under this agreement through the issuance of 84,656 shares of common stock.

On December 28, 2020, ImmCelz, Inc. (“ImmCelz”), a newly formed Nevada corporation and wholly owned subsidiary of the Company, entered into a Patent License Agreement dated December 28, 2020 (the “Agreement”), with Jadi Cell, LLC. (“Jadi”), a company controlled by Dr. Amit Patel, a Board Member. Execution of the agreement triggered a $250,000 payment obligation to Jadi.

See Note 2 for discussion of an additional related party transactions with CMH relating the purchase of our ED patent in 2016, our StemSpine® patent in 2017 and the ImmCelz™ Patent License agreement in 2020.